Property and Equipment, Net - Additional Information (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	May 09, 2021 CNY (¥) m²	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Property, Plant and Equipment [Line Items]
Depreciation expense		¥ 155,968	¥ 146,567	¥ 98,452
Deferred tax liability		¥ 185,354	¥ 191,858		$ 26,874
New office premises
Property, Plant and Equipment [Line Items]
Gross floor area | m²	72,000
Total cash consideration	¥ 2,200,000
Deferred tax liability	¥ 196,200